Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Property and equipment, intangible assets and goodwill (Details)	12 Months Ended
Feb. 24, 2018
Minimum
Property, Plant and Equipment [Line Items]
Estimated economic life (Years)	5 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated economic life (Years)	40 years
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Useful life of property and equipment	7 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Useful life of property and equipment	40 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life of property and equipment	10 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life of property and equipment	20 years
Fixtures and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life of property and equipment	3 years
Fixtures and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life of property and equipment	15 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life of property and equipment	6 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life of property and equipment	25 years